Employee Benefit Plans (Schedule Of Fair Value Of Pension Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	$ 248.0	$ 240.3	$ 223.2	$ 210.3
Level 1
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	248.0	239.4
Level 2
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	0	0.9
Level 3
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	0	0
Common Stock
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	0	36.7
Common Stock | Level 1
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	0	36.7
Common Stock | Level 2
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	0	0
Common Stock | Level 3
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	0	0
Money market funds, cash and other
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	3.2	13.9
Money market funds, cash and other | Level 1
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	3.2	13.0
Money market funds, cash and other | Level 2
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	0	0.9
Money market funds, cash and other | Level 3
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	0	0
Fixed income | Mutual and pooled funds
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	96.1	98.6
Fixed income | Mutual and pooled funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	96.1	98.6
Fixed income | Mutual and pooled funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	0	0
Fixed income | Mutual and pooled funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	0	0
Equities | Mutual and pooled funds
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	148.7	91.1
Equities | Mutual and pooled funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	148.7	91.1
Equities | Mutual and pooled funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	0	0
Equities | Mutual and pooled funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	$ 0	$ 0